Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth the CAP to our PEOs and average of our Non-PEO NEOs, serving in such capacity, along with certain measures of Company performance in each of the fiscal years ended on December 31 as listed below:

	Summary	Summary			Average Summary	Average	Value of Initial Fixed
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	$100 Investment Based on
	Table	Table	Actually Paid	Actually Paid	Table Total for	Actually Paid	Total Stockholder	Peer Group
	Total	Total	to the	to the	Non-PEO	to Non-PEO	Return	Total Stockholder	(in thousands)
Year	For PEO 1(1)	For PEO 2 (1)	PEO 1 (1) (2)	PEO 2 (1) (2)	NEOs	NEOs (1) (3)	("TSR") - POWI	Return (4)	Net Income (5)	Net Revenue
2025	$8,243,433	$6,321,439	$(839,142)	$5,975,872	$1,818,544	$(260,793)	$45.83	$268.23	$22,093	$443,504
2024	$8,610,159	$—	$8,846,860	$—	$2,387,012	$1,966,748	$78.10	$286.98	$32,234	$418,973
2023	$8,218,982	$—	$6,836,603	$—	$2,503,959	$2,415,342	$102.74	$155.35	$55,735	$444,538
2022	$7,015,329	$—	$(13,137,041)	$—	$1,737,581	$(725,064)	$88.91	$93.02	$170,851	$651,138
2021	$6,564,685	$—	$16,724,842	$—	$1,784,763	$3,351,766	$114.13	$142.85	$164,413	$703,277
(1)	See supplemental disclosures below for adjustments made to arrive at CAP for PEO and Non-PEO NEOs.
(2)	For fiscal years 2021 through 2024, Balu Balakrishnan served as our PEO. For fiscal year 2025, Mr. Balakrishnan served as our PEO until July 2025 when Jennifer Lloyd was appointed as our President and Chief Executive Officer.
a.	Mr. Balakrishnan served as PEO until July 2025 (“PEO 1”).
b.	Dr. Lloyd has served as PEO since July 2025 (“PEO 2”).
(3)	For fiscal year 2025, Non-PEO NEOs were Robert Eric Verity, Sandeep Nayyar, Douglas Bailey, Radu Barsan, Sunil Gupta, Gagan Jain and Cliff Walker. For fiscal year 2024, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Cliff Walker. For fiscal year 2023, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Yang Chiah Yee. For fiscal years 2022 and 2021, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Yang Chiah Yee.
(4)	Peer Group TSR is based on Philadelphia Stock Exchange Semiconductor Sector Index (SOX) (the “Industry Index”). SOX is a market cap weighted index of 30 US-listed semiconductor companies.
(5)	The dollar amounts reported represent net income as reported in the Company’s audited financial statements for the applicable year, in accordance with GAAP.

Company Selected Measure Name			Net Revenue
Named Executive Officers, Footnote
(2)	For fiscal years 2021 through 2024, Balu Balakrishnan served as our PEO. For fiscal year 2025, Mr. Balakrishnan served as our PEO until July 2025 when Jennifer Lloyd was appointed as our President and Chief Executive Officer.
a.	Mr. Balakrishnan served as PEO until July 2025 (“PEO 1”).
b.	Dr. Lloyd has served as PEO since July 2025 (“PEO 2”).
(3)	For fiscal year 2025, Non-PEO NEOs were Robert Eric Verity, Sandeep Nayyar, Douglas Bailey, Radu Barsan, Sunil Gupta, Gagan Jain and Cliff Walker. For fiscal year 2024, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Cliff Walker. For fiscal year 2023, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Sunil Gupta and Yang Chiah Yee. For fiscal years 2022 and 2021, Non-PEO NEOs were Sandeep Nayyar, Radu Barsan, Mike Matthews and Yang Chiah Yee.

Peer Group Issuers, Footnote
(4)	Peer Group TSR is based on Philadelphia Stock Exchange Semiconductor Sector Index (SOX) (the “Industry Index”). SOX is a market cap weighted index of 30 US-listed semiconductor companies.

Adjustment To PEO Compensation, Footnote

The table below presents the reconciliation between amounts reported in the Summary Compensation Table and CAP for our PEO and average for Non-PEO NEOs for the year ended December 31, 2025.

	PEO 1	PEO 2	Non-PEO NEOs
Summary Compensation Table total	$8,243,433	$6,321,439	$1,818,544
Grant date fair value of awards as reported in the Stock Awards column in the Summary Compensation Table for the current fiscal year	(7,647,010)	(6,024,623)	(1,371,023)
Fair value of unvested current year awards at fiscal year end	5,837,090	5,679,056	489,343
Change in value of prior year awards vesting during the year	(221,788)	—	(35,488)
Change in value of unvested equity from prior years	(7,050,867)	—	(338,782)
Fair value as of the vesting date of awards that are granted and vested in the same year	—	—	—
Dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of last day of prior year for awards forfeited during fiscal year end	—	—	(823,387)
Compensation actually paid	$(839,142)	$5,975,872	$(260,793)

Non-PEO NEO Average Total Compensation Amount			$ 1,818,544	$ 2,387,012	$ 2,503,959	$ 1,737,581	$ 1,784,763
Non-PEO NEO Average Compensation Actually Paid Amount			$ (260,793)	1,966,748	2,415,342	(725,064)	3,351,766
Adjustment to Non-PEO NEO Compensation Footnote

The table below presents the reconciliation between amounts reported in the Summary Compensation Table and CAP for our PEO and average for Non-PEO NEOs for the year ended December 31, 2025.

	PEO 1	PEO 2	Non-PEO NEOs
Summary Compensation Table total	$8,243,433	$6,321,439	$1,818,544
Grant date fair value of awards as reported in the Stock Awards column in the Summary Compensation Table for the current fiscal year	(7,647,010)	(6,024,623)	(1,371,023)
Fair value of unvested current year awards at fiscal year end	5,837,090	5,679,056	489,343
Change in value of prior year awards vesting during the year	(221,788)	—	(35,488)
Change in value of unvested equity from prior years	(7,050,867)	—	(338,782)
Fair value as of the vesting date of awards that are granted and vested in the same year	—	—	—
Dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of last day of prior year for awards forfeited during fiscal year end	—	—	(823,387)
Compensation actually paid	$(839,142)	$5,975,872	$(260,793)

Equity Valuation Assumption Difference, Footnote

The fair value of our equity awards is determined in accordance with the provisions of ASC 718-10, Stock Compensation. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest to reflect the change in fair value. Performance-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance expectations as of year-end and as of the date of vest to reflect the change in fair value.

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows the relationship between CAP and TSR for both the Company and Industry Index, as represented by the Philadelphia Stock Exchange Semiconductor Sector Index. TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2020, through December 31, 2025, in our common stock and the Industry Index, assuming that all dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Compensation Actually Paid vs. Net Income			The following graph shows the relationship between CAP and Net Income:
Compensation Actually Paid vs. Company Selected Measure			The following graph shows the relationship between CAP and Net Revenue:
Total Shareholder Return Vs Peer Group

The following graph shows the relationship between CAP and TSR for both the Company and Industry Index, as represented by the Philadelphia Stock Exchange Semiconductor Sector Index. TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2020, through December 31, 2025, in our common stock and the Industry Index, assuming that all dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Tabular List, Table

The following are the Company’s three most important financial performance measures used by the Company to link CAP to NEO compensation for 2025:

2025 Performance Measures
Net Revenue
Non-GAAP Operating Income (1)
Relative Revenue (2)
(1)	“Non-GAAP operating income” means operating income for 2025 determined in accordance with GAAP but excluding the following items: (i) stock-based compensation expenses recorded under Accounting Standard Codification 718-10; (ii) amortization of acquisition-related intangible assets and the fair-value write-up of acquired inventory, (iii) any other expenses related to mergers and acquisitions and (iv) any other adjustment made to arrive at the Company’s non-GAAP financial information as presented in our SEC filings.
(2)	“Relative Revenue” refers to the Company’s revenue CAGR as compared to the revenue CAGR of the analog semiconductor industry over similar periods. See section “2025 Long-Term Equity Incentive Awards” above for further details.

Total Shareholder Return Amount			$ 45.83	78.1	102.74	88.91	114.13
Peer Group Total Shareholder Return Amount			268.23	286.98	155.35	93.02	142.85
Net Income (Loss)			$ 22,093,000	$ 32,234,000	$ 55,735,000	$ 170,851,000	$ 164,413,000
Company Selected Measure Amount			443,504,000	418,973,000	444,538,000	651,138,000	703,277,000
PEO Name	Dr. Lloyd	Mr. Balakrishnan
Measure:: 1
Pay vs Performance Disclosure
Name			Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Operating Income (1)
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Revenue (2)
Mr. Balakrishnan
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,243,433	$ 8,610,159	$ 8,218,982	$ 7,015,329	$ 6,564,685
PEO Actually Paid Compensation Amount			(839,142)	$ 8,846,860	$ 6,836,603	$ (13,137,041)	$ 16,724,842
Dr. Lloyd
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,321,439
PEO Actually Paid Compensation Amount			5,975,872
PEO | Mr. Balakrishnan | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,647,010)
PEO | Mr. Balakrishnan | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,837,090
PEO | Mr. Balakrishnan | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,050,867)
PEO | Mr. Balakrishnan | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(221,788)
PEO | Dr. Lloyd | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,024,623)
PEO | Dr. Lloyd | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,679,056
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,371,023)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			489,343
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(338,782)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,488)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (823,387)